Fair Value (Details) - Schedule of Quantitative Information Regarding the Significant Unobservable Inputs - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Equity-method investments measured at fair value [Member]
Schedule of Quantitative Information Regarding the Significant Unobservable Inputs [Line Items]
Fair Value (Level 3) (in Dollars)	$ 3,522	$ 4,907
Valuation Technique	Adjusted net asset value (“NAV”) approach	“Adjusted net asset value (“NAV”) approach”
Unobservable Inputs	Sale price (per square meter) of the underlying properties owned by the investees	Sale price (per square meter) of the underlying properties owned by the investees
Derivative financial liabilities [Member]
Schedule of Quantitative Information Regarding the Significant Unobservable Inputs [Line Items]
Fair Value (Level 3) (in Dollars)	$ 17,290	$ 13,800
Valuation Technique	Monte Carlo Simulation approach	Monte Carlo Simulation approach
Unobservable Inputs	Volatility of IGI’s share price	Volatility of IGI’s share price
Equities [Member]
Schedule of Quantitative Information Regarding the Significant Unobservable Inputs [Line Items]
Fair Value (Level 3) (in Dollars)		$ 6,990
Valuation Technique		Multiples based valuation approach
Unobservable Inputs		Enterprise value to earnings before interest, tax, depreciation and amortization
Equities One [Member]
Schedule of Quantitative Information Regarding the Significant Unobservable Inputs [Line Items]
Fair Value (Level 3) (in Dollars)
Valuation Technique
Unobservable Inputs		Price to earnings
Equities Two [Member]
Schedule of Quantitative Information Regarding the Significant Unobservable Inputs [Line Items]
Fair Value (Level 3) (in Dollars)
Valuation Technique
Unobservable Inputs		Price to book value of shares
Equities Three [Member]
Schedule of Quantitative Information Regarding the Significant Unobservable Inputs [Line Items]
Fair Value (Level 3) (in Dollars)		$ 374
Valuation Technique		Multiples based valuation approach
Unobservable Inputs		Enterprise value to sale multiple
Minimum [Member] | Equity-method investments measured at fair value [Member]
Schedule of Quantitative Information Regarding the Significant Unobservable Inputs [Line Items]
Percentage of equity method investments
Minimum [Member] | Derivative financial liabilities [Member]
Schedule of Quantitative Information Regarding the Significant Unobservable Inputs [Line Items]
Percentage of equity method investments	20.00%	25.00%
Minimum [Member] | Equities [Member]
Schedule of Quantitative Information Regarding the Significant Unobservable Inputs [Line Items]
Percentage of equity method investments		7.90%
Minimum [Member] | Equities One [Member]
Schedule of Quantitative Information Regarding the Significant Unobservable Inputs [Line Items]
Percentage of equity method investments		10.30%
Minimum [Member] | Equities Two [Member]
Schedule of Quantitative Information Regarding the Significant Unobservable Inputs [Line Items]
Percentage of equity method investments		1.10%
Minimum [Member] | Equities Three [Member]
Schedule of Quantitative Information Regarding the Significant Unobservable Inputs [Line Items]
Percentage of equity method investments		1.10%
Maximum [Member] | Equity-method investments measured at fair value [Member]
Schedule of Quantitative Information Regarding the Significant Unobservable Inputs [Line Items]
Percentage of equity method investments
Maximum [Member] | Derivative financial liabilities [Member]
Schedule of Quantitative Information Regarding the Significant Unobservable Inputs [Line Items]
Percentage of equity method investments	30.00%	30.00%
Maximum [Member] | Equities [Member]
Schedule of Quantitative Information Regarding the Significant Unobservable Inputs [Line Items]
Percentage of equity method investments		8.70%
Maximum [Member] | Equities One [Member]
Schedule of Quantitative Information Regarding the Significant Unobservable Inputs [Line Items]
Percentage of equity method investments		11.40%
Maximum [Member] | Equities Two [Member]
Schedule of Quantitative Information Regarding the Significant Unobservable Inputs [Line Items]
Percentage of equity method investments		1.20%
Maximum [Member] | Equities Three [Member]
Schedule of Quantitative Information Regarding the Significant Unobservable Inputs [Line Items]
Percentage of equity method investments		1.70%
Weighted Average [Member] | Equity-method investments measured at fair value [Member]
Schedule of Quantitative Information Regarding the Significant Unobservable Inputs [Line Items]
Percentage of equity method investments
Weighted Average [Member] | Derivative financial liabilities [Member]
Schedule of Quantitative Information Regarding the Significant Unobservable Inputs [Line Items]
Percentage of equity method investments	25.00%	27.50%
Weighted Average [Member] | Equities [Member]
Schedule of Quantitative Information Regarding the Significant Unobservable Inputs [Line Items]
Percentage of equity method investments		8.30%
Weighted Average [Member] | Equities One [Member]
Schedule of Quantitative Information Regarding the Significant Unobservable Inputs [Line Items]
Percentage of equity method investments		10.90%
Weighted Average [Member] | Equities Two [Member]
Schedule of Quantitative Information Regarding the Significant Unobservable Inputs [Line Items]
Percentage of equity method investments		1.10%
Weighted Average [Member] | Equities Three [Member]
Schedule of Quantitative Information Regarding the Significant Unobservable Inputs [Line Items]
Percentage of equity method investments		1.40%